CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2021		$ 2,809	$ 65,871	$ 33	$ (2,088)	$ 10,159	$ 76,784
Balance, shares at Dec. 31, 2021		9,149,169
Comprehensive income (loss)				(59)	0	(1,562)	(1,621)
Exercise of Options		$ 33	156				$ 189
Exercise of Options, shares		36,850					36,850	[1]
Share based compensation			218				$ 218
Balance at Dec. 31, 2022		$ 2,842	66,245	(26)	(2,088)	8,597	75,570
Balance, shares at Dec. 31, 2022		9,186,019
Comprehensive income (loss)		$ 0	0	53	0	4,672	4,725
Exercise of Options		32,466	8	157	0	0	$ 165
Exercise of Options, shares	[1]						43,386
Issuance of common shares net of issuance costs		$ 290	9,774		0	0	$ 10,064
Issuance of common shares net of issuance costs,shares		1,158,600
Share based compensation				159	0	0	159
Balance at Dec. 31, 2023		$ 3,140	76,335	27	(2,088)	13,269	90,683
Balance, shares at Dec. 31, 2023		10,377,085
Comprehensive income (loss)		$ 0	0	(103)	0	11,167	11,064
Exercise of Options		$ 12	(12)	0	0	0	$ 0
Exercise of Options, shares		164,406					314,375	[1]
Cancel of shares par value		$ (3,152)	3,152	0	0	0	$ 0
Issuance of common shares net of issuance costs		$ 0	9,827	0	0	0	9,827
Issuance of common shares net of issuance costs,shares		673,340
Share based compensation		$ 0	395	0	0	0	395
Balance at Dec. 31, 2024		$ 0	$ 89,697	$ (76)	$ (2,088)	$ 24,436	$ 111,969
Balance, shares at Dec. 31, 2024		11,214,831

[1]	The Company allows its employees to exercise stock options either by paying cash or through the cashless exercise mechanism.